Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Equity Grant Policy. It is the MDCC’s practice to approve ordinary course annual stock awards for the current fiscal year at its regularly scheduled meeting held in September of each year. At this meeting, the MDCC approves each NEO’s annual stock award, including any portion that may be granted as stock options. The MDCC believes maintaining a consistent grant practice, based on a date that is usually set three years in advance, is in the best interests of Clorox, as it solidifies the relationship between pay and performance, while reducing the risk that timing of awards may benefit our NEOs.

We do not schedule our stock grants in anticipation of the release of material, non-public information (MNPI), nor do we time the release of MNPI based on grant dates of stock. The MDCC also does not take MNPI into account when determining the timing and terms of granting annual stock awards. In the event MNPI becomes known to the MDCC prior to granting a stock award, the MDCC will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of stock to avoid any appearance of impropriety.

Award Timing Method [Text Block]	It is the MDCC’s practice to approve ordinary course annual stock awards for the current fiscal year at its regularly scheduled meeting held in September of each year.
Award Timing Predetermined [Flag]	true
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	The MDCC also does not take MNPI into account when determining the timing and terms of granting annual stock awards.
MNPI Disclosure Timed for Compensation Value [Flag]	false